May 4, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100F Street, N.E. (Mail Stop 5-6) Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RiverSource Account F

File Nos. 33-4173/811-3217

RiverSource Flexible Annuity

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 41 filed on April 27, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Nicole D. Wood
---------------------------------
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary

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